Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011
Stockholders' Equity:
Common stock, par value	$ 0.00001
Common stock, Authorized	20,000,000,000
Common stock, Issued	112,456,666
Common stock, outstanding	112,456,666